Leasing Arrangements – Lessee	12 Months Ended
Dec. 31, 2024
Leasing Arrangements – Lessee [Abstract]
Leasing arrangements – lessee
13.	Leasing arrangements – lessee

a)	The Group leases various assets including buildings (office and warehouse) and business vehicles. Rental contracts are typically made for periods of 1 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	Short-term leases with a lease term of 12 months or less comprise rental of office. Low-value assets comprise rental of office equipment.

c)	The carrying amount of right-of-use assets and the amortization charge are as follows:

	Carrying amount
	December 31, 2024	December 31, 2023
Buildings (Office and warehouse)	$505,345	$47,992
Transportation equipment (Business vehicles)	-	5,044
	$505,345	$53,036

	Depreciation charge
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Buildings (Office and warehouse)	$161,794	$9,314	$12,774
Transportation equipment (Business vehicles)	4,712	6,623	27,640
	$166,506	$15,937	$40,414
d)	For the years ended December 31, 2024 and 2023, the additions to right-of-use assets were $618,815 and $52,355, respectively.

e)	The information on profit and loss accounts relating to lease contracts is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Items affecting profit or loss
Interest expense on lease liabilities	$19,501	$346	$1,219
Expense on short-term lease contracts	270,579	171,999	13,602
Expense on leases of low-value assets	5,324	6,661	19,227
Loss on lease modification	-	-	48,448

f)	For each of the years ended December 31, 2024, 2023 and 2022, the Group’s total cash outflow for leases were $471,058, $195,350 and $124,597, respectively.